Appendix 1 Group Companies (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
Schedule of Percentage of Control in Each Subsidiary

Taxpayer ID		Functional	% of control as of 12-31-2019			% of control as of 12-31-2018
No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	92.65%	0.00%	92.65%	92.65%	0.00%	92.65%	Subsidiary	Chile	Complete electric energy cycle
96.830.980-3	GasAtacama Chile S.A.	Chilean peso	0.00%	0.00%	0.00%	97.37%	0.00%	97.37%	Subsidiary	Chile	Management of Companies
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	0.00%	0.00%	0.00%	0.03%	99.97%	100.00%	Subsidiary	Chile	Natural gas exploitation and transportation